Equity Incentive Plans (Details) - Schedule of Stock Option Activity - Stock option activity [Member] - $ / shares	9 Months Ended
Jun. 30, 2024
Schedule of Stock Option Activity [Line Items]
Number of Options, Outstanding, Beginning Balance	5,905,684
Weighted-Average Exercise Price per Share, Outstanding, Beginning Balance	$ 4.28
Number of Options, Granted	32.2
Weighted-Average Exercise Price per Share, Granted	$ 6.84
Number of Options, Exercised	(1,797,841)
Weighted-Average Exercise Price per Share, Exercised	$ 1.69
Number of Options, Forfeited	(1,347,630)
Weighted-Average Exercise Price per Share, Forfeited	$ 6.48
Number of Options, Outstanding, Ending Balance	2,792,413
Weighted-Average Exercise Price per Share, Outstanding, Ending Balance	$ 4.91
Weighted-Average Remaining Contractual Term (years), Outstanding, Ending Balance	7 years
Number of Options, Exercisable	2,376,817
Weighted-Average Exercise Price per Share, Exercisable	$ 4.65
Weighted-Average Remaining Contractual Term (years), Exercisable	6 years 10 months 24 days